Pzena Emerging Markets Focused Value Fund
Pzena Emerging Markets Focused Value Fund
February 12, 2016

Pzena Emerging Markets Focused Value Fund

A series of Advisors Series Trust

Investor Class PZVEX

Institutional Class PZIEX

Supplement to the Summary Prospectus and Prospectus each dated June 28, 2015, and Statement of Additional Information (“SAI”), dated June 28, 2015, as supplemented

At the request of Pzena Investment Management, LLC (the “Adviser”), the investment adviser to the Pzena Emerging Markets Focused Value Fund, the Board of Trustees (the “Board”) of Advisors Series Trust has approved a change to the name of the Pzena Emerging Markets Focused Value Fund.

Effective immediately, all references in the Summary Prospectus, Prospectus and SAI to “Pzena Emerging Markets Focused Value Fund” are replaced with “Pzena Emerging Markets Value Fund”.

Effective March 1, 2016, the Adviser has contractually agreed to waive all or a portion of its management fees and pay operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, dividends on securities sold short and extraordinary expenses) of the Fund in order to limit Total Annual Fund Operating Expenses to 1.60% of average daily net assets of the Investor Class shares and 1.25% of average daily net assets of the Institutional Class shares through at least June 27, 2017.  In connection with these changes, the following modifications are made to the Fund’s Summary Prospectus and Prospectus.

•	The Fund’s Annual Fund Operating Expenses table on page 1 of the Summary Prospectus and page 5 of the Prospectus is deleted and replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Pzena Emerging Markets Focused Value Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pzena Emerging Markets Focused Value Fund		Investor Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses (includes Shareholder Servicing Plan Fee)		6.70%	3.48%
Shareholder Servicing Plan Fee		0.10%	none
Total Annual Fund Operating Expenses		7.95%	4.48%
Less: Fee Waiver and Expense Reimbursement	[1]	(6.35%)	(3.23%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.60%	1.25%
[1]	Pzena Investment Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Emerging Markets Value Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.60% of average daily net assets of the Investor Class shares and 1.25% of average daily net assets of the Institutional Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least June 27, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Expense Caps.

•	The Fund’s Example on pages 1-2 of the Summary Prospectus and page 5 of the Prospectus is deleted and replaced with the following:

Example.  This Example is intended to help you compare the cost of investing in the Emerging Markets Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Pzena Emerging Markets Focused Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	163	1,759	3,262	6,648
Institutional Class	127	1,062	2,006	4,410

* * * * * Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.